Equity Award Plans - Schedule of Restricted Stock (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares
Outstanding, end of period (in shares)	166,547
2017 Equity Plan
Shares
Nonvested, beginning of period (in shares)	669,169	756,063	828,402
Granted (in shares)	355,949	527,636	336,566
Canceled (in shares)	(1,552)	(5,982)	(70,110)
Forfeited (in shares)	(1,449)	(324)	(14,905)
Vested (in shares)	(522,423)	(608,224)	(323,890)
Outstanding, end of period (in shares)	499,694	669,169	756,063
Weighted Average Grant Date Fair Value
Nonvested, beginning of period (in dollars per share)	$ 40.66	$ 26.99	$ 20.11
Granted (in dollars per share)	52.02	29.9	23.13
Canceled (in dollars per share)	60.39	36.6	15.09
Forfeited (in dollars per share)	50.35	37.43	27.03
Vested (in dollars per share)	35.04	29.1	21.88
Outstanding, end of period (in dollars per share)	$ 54.54	$ 40.66	$ 26.99